UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES EC FUND

FORM N-Q

JULY 31, 2015

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.5%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.623%	4/10/49	560,000	$564,881	(a)
Banc of America Funding Trust, 2015-R2 10A2	0.467%	6/29/37	7,996,892	4,658,190	(a)(b)
BCAP LLC Trust, 2013-RR3 4A2	0.347%	11/26/36	16,500,000	13,093,786	(a)(b)
Bear Stearns Commercial Mortgage Securities Trust, 2006-PW14 AJ	5.273%	12/11/38	6,284,299	6,383,022
Carefree Portfolio Trust, 2014-CMZA MZA	6.164%	11/15/19	1,700,000	1,702,464	(a)(b)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	1,938,597	1,701,482	(a)
CGBAM Commercial Mortgage Trust, 2014-HD E	3.187%	2/15/31	870,000	870,665	(a)(b)
Commercial Mortgage Pass Through Certificates, 2013-CR7 XA, IO	1.519%	3/10/46	17,826,199	1,326,430	(a)
Commercial Mortgage Pass Through Certificates, 2014-CR20 B	4.239%	11/10/47	720,000	746,977
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	6,280,000	6,348,286
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	1,380,000	1,470,629	(a)
Connecticut Avenue Securities, 2015-C03 2M2	5.188%	7/25/25	1,970,000	2,007,215	(a)
Credit Suisse Mortgage Trust, 2006-C3 AJ	5.806%	6/15/38	580,000	475,760	(a)
Credit Suisse Mortgage Trust, 2007-C3 AJ	5.699%	6/15/39	1,260,000	1,132,825	(a)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.385%	6/27/46	7,275,837	6,856,398	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.403%	1/27/36	4,745,287	3,077,123	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.537%	9/15/38	913,000	908,467	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI F	4.010%	9/15/38	3,600,000	3,583,175	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,130,000	1,052,025	(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	949,101	(b)
Credit Suisse Mortgage Trust, 2015-3R 2A3	0.375%	1/29/37	13,202,277	9,047,692	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN F	4.687%	3/15/17	2,370,000	2,362,290	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN TF	4.330%	3/15/17	2,540,000	2,384,234	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	10.087%	4/15/36	5,350,574	2,379,146	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K503 X1, IO	0.625%	8/25/19	66,967,546	1,236,422	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.385%	11/25/19	33,596,933	1,612,468	(a)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	870,000	856,853	(a)
Government National Mortgage Association (GNMA), 2014-157 IO	0.861%	5/16/55	18,758,646	1,320,552	(a)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.412%	11/15/16	3,280,000	3,284,099	(a)(b)
IMPAC CMB Trust, 2004-5 1A1	0.911%	10/25/34	4,565,956	4,410,597	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.450%	11/15/47	1,440,000	1,438,464	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,180,000	4,374,432
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	2,827,403	2,803,273	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.695%	2/12/49	1,800,000	1,685,353	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.412%	10/15/19	1,200,000	1,199,334	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-INN E	3.787%	6/15/29	1,520,000	1,515,641	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,280,000	1,252,669	(a)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	870,000	866,063	(a)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,240,000	1,149,120

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	7,530,000	$7,596,885
Morgan Stanley Reremic Trust, 2015-R5 2B	0.412%	10/26/46	2,670,000	1,676,760	(a)(b)(c)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	7,020,000	6,817,627	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,197,648	2,153,404	(b)
Residential Accredit Loans Inc., 2005-QS6 A4	22.374%	5/25/35	3,409,186	4,694,845	(a)
Residential Accredit Loans Inc., 2007-QS7 1A7	0.741%	5/25/37	17,449,969	11,856,207	(a)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO	6.910%	7/25/36	22,009,652	6,747,147	(a)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	5,010,000	5,086,362	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AJ	5.413%	12/15/43	3,242,000	3,311,559	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,035,298
WF-RBS Commercial Mortgage Trust, 2012-C9 AS	3.388%	11/15/45	1,319,000	1,356,900
WF-RBS Commercial Mortgage Trust, 2014-C22 D	3.908%	9/15/57	2,640,000	2,319,314	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,328,412
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,628,885

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $160,232,071)				161,697,208

ASSET-BACKED SECURITIES - 8.0%
Ameriquest Mortgage Securities Inc., 2004-R7 M3	1.207%	8/25/34	1,942,083	1,687,489	(a)
Citigroup Mortgage Loan Trust Inc., 2007-WFH4 M1	1.841%	7/25/37	1,266,000	1,127,389	(a)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	0.427%	2/15/30	4,513,191	3,931,590	(a)
Earnest Student Loan Investment Trust, 2015-C	4.050%	5/25/39	1,000,000	1,025,000
Greenpoint Manufactured Housing, 1999-2 A2	2.899%	3/18/29	525,000	469,953	(a)
Greenpoint Manufactured Housing, 2001-2 IA2	3.685%	2/20/32	25,000	23,141	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.685%	3/13/32	25,000	22,847	(a)
GSAMP Trust, 2005-SEA1 M2	1.091%	1/25/35	4,725,750	3,908,691	(a)(b)
Morgan Stanley	1.000%	7/25/35	7,530,000	3,170,205	(c)
Park Place Securities Inc., Pass Through Certificates, 2005-WHQ4 M2	0.681%	9/25/35	7,260,000	5,918,788	(a)
Renaissance Home Equity Loan Trust, 2005-3 AF4	5.140%	11/25/35	8,500,000	8,114,950
Residential Asset Mortgage Products Inc., 2006-RZ3 M1	0.541%	8/25/36	8,810,000	6,798,748	(a)
Residential Asset Securities Corp., 2005-KS10 M2	0.631%	11/25/35	8,770,000	7,686,738	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $43,585,186)				43,885,529

CORPORATE BONDS & NOTES - 21.6%
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.7%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000	2,849,000
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	50,000	54,258
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	990,000	1,016,063

Total Automobiles				3,919,321

Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	540,000	558,792	(b)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	850,000	889,313

Total Hotels, Restaurants & Leisure				1,448,105

Media - 2.2%
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	570,000	529,387
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	1,470,000	1,528,800
DISH DBS Corp., Senior Notes	5.125%	5/1/20	110,000	111,650

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	350,000	$371,000
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,070,000	3,062,325
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,310,000	2,246,475
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	1,000,000	1,020,000	(b)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	300,000	305,835	(b)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	2,500,000	2,696,875	(b)

Total Media				11,872,347

TOTAL CONSUMER DISCRETIONARY				17,239,773

CONSUMER STAPLES - 2.6%
Beverages - 0.1%
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	150,000	166,125
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	420,000	421,050

Total Beverages				587,175

Food & Staples Retailing - 0.7%
Dollar Tree Inc., Senior Notes	5.250%	3/1/20	440,000	466,400	(b)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	3,260,000	3,455,600	(b)

Total Food & Staples Retailing				3,922,000

Food Products - 1.8%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	8,859,000	9,512,351	(b)

TOTAL CONSUMER STAPLES				14,021,526

ENERGY - 3.4%
Energy Equipment & Services - 0.1%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	110,000	103,537
CGG, Senior Notes	6.500%	6/1/21	320,000	244,800
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	240,000	118,800

Total Energy Equipment & Services				467,137

Oil, Gas & Consumable Fuels - 3.3%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	810,000	794,521
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	1,310,000	1,290,308
Antero Resources Corp., Senior Notes	5.375%	11/1/21	290,000	283,475
Arch Coal Inc., Senior Notes	7.000%	6/15/19	50,000	5,875
California Resources Corp., Senior Notes	6.000%	11/15/24	620,000	503,750
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	5,000	4,763
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	30,000	26,025
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	200,000	170,000
Concho Resources Inc., Senior Notes	5.500%	4/1/23	1,180,000	1,185,900
Continental Resources Inc., Senior Notes	5.000%	9/15/22	120,000	114,450
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	310,000	316,975	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	300,000	342,014
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	10,000	10,463	(b)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	5.500%	2/15/23	290,000	298,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	12/1/24	2,480,000	2,430,400
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	3,260,000	2,021,200	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,250,000	1,046,875
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	1,075,000
Petroleos Mexicanos, Senior Bonds	5.500%	6/27/44	330,000	306,900	(b)
PVR Partners LP/Penn Virginia Resource Finance Corp. II, Senior Notes	6.500%	5/15/21	780,000	829,725
QEP Resources Inc., Senior Notes	6.875%	3/1/21	430,000	434,300
QEP Resources Inc., Senior Notes	5.250%	5/1/23	500,000	465,000
Range Resources Corp., Senior Notes	5.000%	8/15/22	770,000	754,600
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,740,000	1,676,925	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	$31,817
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.625%	2/1/21	200,000	205,000
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,299,187
Samson Investment Co., Senior Notes	9.750%	2/15/20	890,000	979
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	190,000	166,725	(b)
Williams Cos. Inc., Debentures	7.500%	1/15/31	152,000	162,446

Total Oil, Gas & Consumable Fuels				18,254,298

TOTAL ENERGY				18,721,435

FINANCIALS - 1.5%
Banks - 0.2%
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	718,875

Consumer Finance - 0.3%
Ally Financial Inc., Senior Notes	3.500%	1/27/19	1,460,000	1,458,175
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	170,000	177,225

Total Consumer Finance				1,635,400

Diversified Financial Services - 1.0%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	4,530,000	4,801,800	(b)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	770,000	841,702

Total Diversified Financial Services				5,643,502

TOTAL FINANCIALS				7,997,777

HEALTH CARE - 3.2%
Health Care Providers & Services - 2.5%
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	2,020,000	2,039,372
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	1,240,000	1,229,150
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	1,312,000	(b)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,095,350	(b)
HCA Inc., Debentures	7.500%	11/15/95	10,000	10,050
HCA Inc., Senior Bonds	5.375%	2/1/25	580,000	594,500
HCA Inc., Senior Notes	7.500%	2/15/22	1,730,000	2,019,775
HCA Inc., Senior Secured Notes	4.250%	10/15/19	1,630,000	1,679,919

Total Health Care Providers & Services				13,980,116

Pharmaceuticals - 0.7%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	3,460,000	3,563,800	(b)

TOTAL HEALTH CARE				17,543,916

INDUSTRIALS - 0.5%
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	75,725	86,228

Commercial Services & Supplies - 0.4%
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	670,000	671,675	(b)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	130,000	127,725
West Corp., Senior Notes	5.375%	7/15/22	1,140,000	1,087,275	(b)

Total Commercial Services & Supplies				1,886,675

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - 0.1%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	620,000	$627,750	(b)

TOTAL INDUSTRIALS				2,600,653

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.2%
First Data Corp., Senior Notes	12.625%	1/15/21	350,000	406,000
First Data Corp., Senior Secured Notes	6.750%	11/1/20	213,000	225,780	(b)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	416,000	473,200

Total IT Services				1,104,980

Software - 0.1%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	800,000	842,000	(b)

TOTAL INFORMATION TECHNOLOGY				1,946,980

MATERIALS - 3.2%
Chemicals - 1.0%
Axiall Corp., Senior Notes	4.875%	5/15/23	3,695,000	3,570,294
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	220,000	214,775
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	490,000	451,412
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,137,225	(b)

Total Chemicals				5,373,706

Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.286%	12/15/19	1,230,000	1,217,989	(a)(b)
Graphic Packaging International Inc., Senior Notes	4.875%	11/15/22	960,000	964,800

Total Containers & Packaging				2,182,789

Metals & Mining - 1.8%
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,440,000	2,250,900	(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	770,000	837,375	(b)(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	426,180
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	3,650,000	3,823,375
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,850,000	2,672,445

Total Metals & Mining				10,010,275

TOTAL MATERIALS				17,566,770

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.4%
CenturyLink Inc., Senior Notes	5.625%	4/1/20	330,000	338,217
CenturyLink Inc., Senior Notes	5.800%	3/15/22	5,160,000	5,031,000
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,780,000	1,624,250
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	590,000	589,263

Total Diversified Telecommunication Services				7,582,730

Wireless Telecommunication Services - 1.9%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,860,000	1,920,450	(b)
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,749,900
Sprint Capital Corp., Global Notes	6.900%	5/1/19	1,500,000	1,473,750
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	970,000	824,500
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,390,000	1,318,762
Sprint Corp., Senior Notes	7.875%	9/15/23	550,000	528,688
Sprint Corp., Senior Notes	7.625%	2/15/25	1,390,000	1,292,700
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	500,000	516,875
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	850,000	902,020

Total Wireless Telecommunication Services				10,527,645

TOTAL TELECOMMUNICATION SERVICES				18,110,375

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp., Senior Notes	8.000%	6/1/20	440,000		$514,250
AES Corp., Senior Notes	7.375%	7/1/21	960,000		1,058,400
AES Corp., Senior Notes	5.500%	3/15/24	40,000		39,200
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	762,000		821,531	(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	165,630		180,123

TOTAL UTILITIES					2,613,504

TOTAL CORPORATE BONDS & NOTES (Cost - $122,464,949)					118,362,709

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.9%
Brazil - 0.9%
Federative Republic of Brazil, Notes (Cost - $6,339,395)	6.000%	8/15/50	16,359,568	BRL	4,572,516

SENIOR LOANS - 6.7%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
INA Beteiligungsgesellschaft mbH, USD Term Loan B	4.250%	5/15/20	1,194,231		1,203,681	(e)(f)

Distributors - 0.4%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	1,984,848		1,984,436	(e)(f)

Diversified Consumer Services - 0.1%
McGraw-Hill Global Education Holdings LLC, 2015 Term Loan B	4.750%	3/22/19	449,953		452,484	(e)(f)

Hotels, Restaurants & Leisure - 1.1%
1011778 B.C. Unlimited Liability Co., 2015 Term Loan B	3.750%	12/12/21	758,978		761,539	(e)(f)
Aristocrat Leisure Ltd., Term Loan B	4.750%	10/20/21	976,923		983,805	(e)(f)
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	1,869,896		1,878,466	(e)(f)
Equinox Holdings Inc., Repriced Term Loan B	5.000%	1/31/20	977,595		987,371	(e)(f)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	1,632,075		1,637,303	(e)(f)

Total Hotels, Restaurants & Leisure					6,248,484

Media - 0.2%
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	1,221,101		1,221,948	(e)(f)

Multiline Retail - 0.4%
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	1,982,393		1,977,849	(e)(f)

Specialty Retail - 0.8%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	690,000		496,800	(e)(f)
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	1,984,772		1,990,619	(e)(f)
Party City Holdings Inc., Term Loan	4.000%	7/27/19	1,984,887		1,988,298	(e)(f)

Total Specialty Retail					4,475,717

TOTAL CONSUMER DISCRETIONARY					17,564,599

CONSUMER STAPLES - 0.3%
Food Products - 0.3%
AdvancePierre Foods Inc., Term Loan	5.750%	7/10/17	486,247		488,192	(e)(f)
CSM Bakery Solutions LLC, First Lien Term Loan	5.000%	7/3/20	992,419		995,769	(e)(f)

TOTAL CONSUMER STAPLES					1,483,961

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Murray Energy Corp., Term Loan B2	7.500%	3/19/21	360,000	$299,925	(e)(f)

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Convatec Inc., USD Term Loan	4.250%	6/15/20	897,323	896,201	(e)(f)
Par Pharmaceutical Cos. Inc., Term Loan B2	4.000%	9/30/19	976,110	976,619	(e)(f)

TOTAL HEALTH CARE				1,872,820

INDUSTRIALS - 1.0%
Airlines - 0.4%
Delta Air Lines Inc., New Term Loan B	3.250%	4/20/17	1,959,184	1,961,388	(e)(f)

Commercial Services & Supplies - 0.3%
ADS Waste Holdings Inc., New Term Loan	3.750%	10/9/19	997,341	994,598	(e)(f)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	448,355	450,457	(e)(f)

Total Commercial Services & Supplies				1,445,055

Electrical Equipment - 0.1%
Generac Power Systems Inc., Term Loan B	3.250%	5/31/20	795,000	791,356	(e)(f)

Machinery - 0.2%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	1,094,430	1,058,520	(e)(f)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	300,000	289,800	(e)(f)

Total Machinery				1,348,320

TOTAL INDUSTRIALS				5,546,119

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., Extended 2021 Term Loan	4.187%	3/24/21	750,000	753,490	(e)(f)
First Data Corp., New 2018 Extended Term Loan	3.687%	3/24/18	1,146,234	1,144,890	(e)(f)

TOTAL INFORMATION TECHNOLOGY				1,898,380

MATERIALS - 0.4%
Containers & Packaging - 0.2%
Consolidated Container Co., LLC, New Term Loan	5.000%	7/3/19	744,260	720,072	(e)(f)

Metals & Mining - 0.2%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	1,489,035	1,223,955	(e)(f)(i)

TOTAL MATERIALS				1,944,027

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	2,000,000	1,982,812	(e)(f)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.500%	6/30/23	1,595,771	1,592,530	(e)(f)

TOTAL TELECOMMUNICATION SERVICES				3,575,342

UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	2,500,000	2,513,020	(e)(f)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	156,628	157,411	(e)(f)

TOTAL UTILITIES				2,670,431

TOTAL SENIOR LOANS (Cost - $37,143,215)				36,855,604

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 23.6%
Brazil - 1.8%
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	660,000		$613,800
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	32,754,000	BRL	9,194,012

Total Brazil					9,807,812

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	500,000		510,000

Indonesia - 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	1,000,000		990,000	(g)

Italy - 7.6%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.750%	9/1/24	32,560,000	EUR	41,747,713

Mexico - 6.3%
United Mexican States, Senior Bonds	8.000%	6/11/20	10,431,100	MXN	723,545
United Mexican States, Senior Bonds	6.500%	6/9/22	203,825,000	MXN	13,167,506
United Mexican States, Senior Bonds	10.000%	12/5/24	46,290,000	MXN	3,689,275
United Mexican States, Senior Bonds	7.750%	11/13/42	195,291,500	MXN	13,752,994
United Mexican States, Senior Notes	5.550%	1/21/45	3,000,000		3,251,250

Total Mexico					34,584,570

Poland - 6.9%
Republic of Poland, Bonds	3.250%	7/25/25	137,870,000	PLN	37,602,571

Portugal - 0.3%
Republic of Portugal, Notes	5.125%	10/15/24	1,850,000		1,959,246	(b)

Turkey - 0.4%
Republic of Turkey, Senior Notes	4.875%	4/16/43	2,500,000		2,259,375

TOTAL SOVEREIGN BONDS (Cost - $138,993,828)					129,461,287

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.5%
U.S. Government Obligations - 1.5%
U.S. Treasury Bonds (Cost - $8,249,062)	3.125%	8/15/44	8,000,000	$8,296,872

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS (Cost - $113,913)			4,873	35,739	*(c)(h)

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.2%
GMAC Capital Trust I (Cost - $818,341)	8.125%		32,991	865,354	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $517,939,960)				504,032,818

			FACE AMOUNT†
SHORT-TERM INVESTMENTS - 5.6%
Repurchase Agreements - 5.6%
State Street Bank & Trust Co. repurchase agreement dated 7/31/15; Proceeds at maturity - $30,885,000; (Fully collateralized by U.S. government agency obligations, 2.000% due 1/30/23; Market value - $31,504,263) (Cost - $30,885,000)	0.000%	8/3/15	30,885,000	30,885,000

TOTAL INVESTMENTS - 97.6% (Cost - $548,824,960#)				534,917,818
Other Assets in Excess of Liabilities - 2.4%				13,331,947

TOTAL NET ASSETS - 100.0%				$548,249,765

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Illiquid security.

(i)	All or a portion of this loan is unfunded as of July 31, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations	used in this schedule:

BRL	— Brazilian Real
DIP	— Debtor-in-Possession
EUR	— Euro
IO	— Interest Only
MXN	— Mexican Peso
PLN	— Polish Zloty

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	NOTIONAL AMOUNT	VALUE
U.S. Dollar/Euro, Put (Premiums received - $183,285)	9/2/15	$1.06	22,950,000	$36,043

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$150,972,756	$10,724,452	$161,697,208
Asset-backed securities	—	40,715,324	3,170,205	43,885,529
Corporate bonds & notes	—	118,362,709	—	118,362,709
Non-U.S. Treasury inflation protected securities	—	4,572,516	—	4,572,516
Senior loans:
Utilities	—	2,513,020	157,411	2,670,431
Other senior loans	—	34,185,173	—	34,185,173
Sovereign bonds	—	129,461,287	—	129,461,287
U.S. government & agency obligations	—	8,296,872	—	8,296,872
Common stocks	—	—	35,739	35,739
Preferred stocks	$865,354	—	—	865,354

Total long-term investments	$865,354	$489,079,657	$14,087,807	$504,032,818

Short-term investments†	—	30,885,000	—	30,885,000

Total investments	$865,354	$519,964,657	$14,087,807	$534,917,818

Other financial instruments:
Futures contracts	$3,730,461	—	—	$3,730,461
Forward foreign currency contracts	—	$2,766,747	—	2,766,747
Centrally cleared credit default swaps on credit indices - sell protection	—	509,847	—	509,847

Total other financial instruments	$3,730,461	$3,276,594	—	$7,007,055

Total	$4,595,815	$523,241,251	$14,087,807	$541,924,873

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	—	$36,043	—	$36,043
Futures contracts	$1,284,159	—	—	1,284,159
Forward foreign currency contracts	—	659,893	—	659,893

Total	$1,284,159	$695,936	—	$1,980,095

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			CORPORATE BOND & NOTES	SENIOR LOANS
INVESTMENTS IN SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	ASSET BACKED SECURITIES	UTILITIES	UTILITIES	COMMON STOCKS	TOTAL
Balance as of October 31, 2014	—	—	$0 *	—	$120,807	$120,807
Accrued premiums/discounts	$66,682	—	—	—	—	66,682
Realized gain (loss)	—	—	(56,912)	—	—	(56,912)
Change in unrealized appreciation
(depreciation)[1]	(16,738)	—	57,487	—	(85,068)	(44,319)
Purchases	10,674,508	$3,170,205	—	—	—	13,844,713
Sales	—	—	(575)	—	—	(575)
Transfers into Level 3[2]	—	—	—	$157,411	—	157,411
Transfers out of Level 3	—	—	—	—	—	—

Balance as of July 31, 2015	$10,724,452	$3,170,205	—	$157,411	$35,739	$14,087,807

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2015[1]	$(16,738)	—	—	—	$(85,068)	$(101,806)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,171,039
Gross unrealized depreciation	(19,078,181)

Net unrealized depreciation	$(13,907,142)

At July 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-Bobl	401	9/15	$57,047,366	$57,388,327	$340,961
U.S. Treasury Long-Term Bonds	469	9/15	71,147,790	73,134,688	1,986,898
U.S. Treasury Ultra Long-Term Bonds	902	9/15	142,557,260	143,897,188	1,339,928

					$3,667,787

Contracts to Sell:
90-Day Eurodollar	800	3/16	198,292,400	198,610,000	(317,600)
90-Day Eurodollar	1,690	12/16	416,491,507	417,049,750	(558,243)
Euro	31	9/15	4,313,937	4,251,263	62,674
Euro-Bund	95	9/15	15,928,800	16,109,140	(180,340)
U.S. Treasury 5-Year Notes	483	9/15	57,656,555	57,884,531	(227,976)

					$(1,221,485)

Net unrealized appreciation on open futures contracts					$2,446,302

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	332,388,000	USD	2,675,021	Barclays Bank PLC	8/13/15	$7,147
USD	2,778,223	JPY	332,388,000	Barclays Bank PLC	8/13/15	96,055
EUR	19,400,000	USD	21,495,355	Citibank N.A.	8/13/15	(187,014)
JPY	2,142,606,375	USD	17,248,204	Citibank N.A.	8/13/15	41,320
USD	15,386,492	EUR	13,639,056	Citibank N.A.	8/13/15	405,788
USD	42,872,855	EUR	38,117,336	Citibank N.A.	8/13/15	1,005,989
USD	258,640	EUR	231,210	Citibank N.A.	8/13/15	4,686
USD	69,949	EUR	62,001	Citibank N.A.	8/13/15	1,849
USD	97,819	EUR	87,001	Citibank N.A.	8/13/15	2,259
USD	183,904	EUR	167,994	Citibank N.A.	8/13/15	(615)
USD	20,484,297	EUR	18,667,603	Citibank N.A.	8/13/15	(19,603)
USD	122,691	EUR	111,001	Citibank N.A.	8/13/15	771
USD	326,797	EUR	296,001	Citibank N.A.	8/13/15	1,679
USD	17,968,856	JPY	2,142,606,375	Citibank N.A.	8/13/15	679,332
USD	335,124	EUR	295,013	Credit Suisse London	8/13/15	11,092
USD	6,704,985	EUR	5,961,078	Morgan Stanley & Co.	8/13/15	157,527
USD	843,923	EUR	740,963	UBS AG London	8/13/15	30,073
USD	8,347,563	EUR	7,560,000	Bank of America N.A.	10/16/15	36,281
INR	154,700,000	USD	2,408,157	Barclays Bank PLC	10/16/15	(28,756)
MXN	65,600,032	USD	4,160,630	Barclays Bank PLC	10/16/15	(111,924)
USD	27,095,106	EUR	24,590,000	Barclays Bank PLC	10/16/15	61,454
INR	1,270,800,000	USD	19,778,988	Citibank N.A.	10/16/15	(233,141)
USD	36,989,290	EUR	33,530,000	Citibank N.A.	10/16/15	127,217
USD	13,422,724	GBP	8,650,000	Citibank N.A.	10/16/15	(78,840)
USD	4,357,380	MXN	69,042,246	Citibank N.A.	10/16/15	96,228

Total						$2,106,854

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

At July 31, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citigroup Global Markets (Markit CDX.NA.HY.23 Index)	$13,580,000	12/20/19	5.000% quarterly	$1,060,830	$550,983	$509,847

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015